Consolidated Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities:
Net loss	$ (103,001)	$ (47,805)	$ (87,906)	$ (50,655)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	2,585	1,330	2,026	888
Stock-based compensation expense	11,710	10,169	19,511	15,527
Change in fair value of contingent consideration		53	53	491
Change in fair value of derivative liability	15,411		533
Amortization of debt discount	3,349		889
Deferred rent expense	640		649
Loss on disposal of assets and impairment changes	80	937	1,034	31
Research and development license fees settled with convertible bond and stock	13,250
Interest incurred on converted bonds	2,759
Deferred income taxes	(108)	(397)	(491)	(270)
Changes in operating assets and liabilities, net of effects of acquisitions:
Receivables, net	(3,682)	301	1,055	1,081
Prepaid expenses and other assets	(2,722)	(1,432)	(359)	(1,394)
Inventories, net	(7,395)	(960)	(984)	786
Accounts payable and accrued expenses	3,480	2,638	16,120	(241)
Net cash used in operating activities	(63,644)	(35,166)	(47,870)	(33,756)
Cash flows from investing activities:
Proceeds from sale of property and equipment			335
Purchase of property and equipment	(4,384)	(1,120)	(1,487)	(3,310)
(Payment) Receipt of refundable deposit	80	1,000	1,000	(1,000)
Payments for licenses	(1,550)	(2,700)	(2,700)	(50)
Acquisition of Polymed, net of cash acquired				(11,076)
Acquisition of CDE, net of cash acquired				1,699
Purchases of short-term investments	(55,282)	(9,750)	(9,750)	(15,787)
Sale of short-term investments	14,114	10,326	15,261	12,615
Net cash (used in) provided by investing activities	(47,022)	(2,244)	2,659	(16,909)
Cash flows from financing activities:
Proceeds from sale of stock	75,900	8,500	8,500	78,768
Proceeds from issuance of convertible bonds	30,000	35,000	38,000
Costs incurred related to the sale of stock	(10,168)		(1,537)	(1,013)
Proceeds from exercise of stock options	1,208	14	50	61
Investment from non-controlling interest	49	569	569	539
Payment of contingent consideration		(3,185)	(3,184)
Repurchase of options and warrants				(79)
Repayment of capital lease obligations and long-term debt	(896)	(964)	(1,265)	(724)
Purchase of treasury stock		(2,311)	(5,861)	(1,250)
Net cash provided by financing activities	96,093	37,623	35,272	76,302
Net increase (decrease) in cash and cash equivalents	(14,573)	213	(9,939)	25,637
Cash and cash equivalents, beginning of period	33,125	43,495	43,495	17,521
Effect of exchange rate changes on cash and cash equivalents	710	(177)	(431)	337
Cash and cash equivalents, end of period	19,262	43,531	33,125	43,495
Supplemental cash flow disclosures:
Interest paid	60	105	144	92
Income taxes paid	228	182	329	146
Non-cash investing and financing activities:
Accrued purchases of property and equipment	150	57	348	239
Fair value of acquisition-related contingent consideration				4,488
Notes payable assumed in connection with the acquisition of Polymed				3,275
Mortgage assumed in connection with the acquisition of CDE				1,099
Note receivable for restricted stock granted to officers				6,600
Convertible bond issued in lieu of licensing cash payment	7,000	327	264
Common stock issued in lieu of licensing cash payment	6,250
Common stock issued upon the conversion of bonds	98,929
Property and equipment financed under capital lease	$ 242
QuaDPharma
Non-cash investing and financing activities:
Stock issued in connection with acquisition		343	343
Polymed
Non-cash investing and financing activities:
Stock issued in connection with acquisition		$ 2,500	$ 2,500	11,538
CDE
Non-cash investing and financing activities:
Stock issued in connection with acquisition				$ 14,861